Financial Instruments - Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
COP
Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Assets	$ 133,255	$ 98,166
Liabilities	(111,164)	(72,006)
+10% Impact to profit or loss before tax	(1,381)	(494)
-10% Impact to profit or loss before tax	1,688	604
Reales
Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Assets	7,462	25,479
Liabilities	(1,178)	(9,962)
+10% Impact to profit or loss before tax	(566)	(270)
-10% Impact to profit or loss before tax	698	330
Cordoba
Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Assets	3,154	0
Liabilities	0	0
+10% Impact to profit or loss before tax	(287)	0
-10% Impact to profit or loss before tax	350	0
Quetzales
Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Assets	2,440	0
Liabilities	(107)	0
+10% Impact to profit or loss before tax	(212)	0
-10% Impact to profit or loss before tax	259	0
Soles
Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Assets	3,687	14,666
Liabilities	(254)	(8,905)
+10% Impact to profit or loss before tax	(313)	(137)
-10% Impact to profit or loss before tax	381	168
Dominican Peso
Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Assets	3,673	1,064
Liabilities	(133)	(3,563)
+10% Impact to profit or loss before tax	12	4
-10% Impact to profit or loss before tax	(14)	(5)
Colones
Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Assets	2,300	1,346
Liabilities	(9)	(2,814)
+10% Impact to profit or loss before tax	628	133
-10% Impact to profit or loss before tax	$ (728)	$ (163)